Financial Instruments - Additional Information (Detail) $ / shares in Units, R$ in Millions, $ in Millions, $ in Millions					12 Months Ended
	Apr. 10, 2020 MXN ($)	Nov. 14, 2018 USD ($)	Nov. 14, 2018 BRL (R$)	Dec. 06, 2016 $ / shares	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Annual rate					5.46%
Forecast [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage Of Currency Depreciation	30.00%
Foreign Exchange Gain Loss On Currency Depreciation	$ 1,345
Promissory notes [member] | Vonpar [member]
Disclosure of detailed information about financial instruments [line items]
Remaining unpaid balance | R$							R$ 1,000
Liabilities paid		$ 103	R$ 393
Annual rate				0.375%
Maturity period				three-year
Promissory notes [member] | Vonpar [member] | Series L share [member]
Disclosure of detailed information about financial instruments [line items]
Strike price per share | $ / shares				$ 178.5
Options to purchase foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Premium paid for outstanding call options					$ 3	$ 43